NET INCOME (LOSS) PER SHARE - Basic and diluted net income (loss) per share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Oct. 02, 2021	Jul. 03, 2021	Apr. 03, 2021	Sep. 26, 2020	Jun. 27, 2020	Mar. 28, 2020	Oct. 02, 2021	Sep. 26, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net income attributable to common stockholders	$ (11,296)	$ (53,598)	$ 8,533	$ 17,740	$ 16,414	$ (15,451)	$ (56,361)	$ 18,703	$ 15,983	$ 7,457
Weighted average common shares outstanding:
Basic							110,121,240	96,665,708	101,606,966	95,032,265
Diluted							110,121,240	97,122,885	102,602,738	95,400,528
Net income per share attributable to common stockholders
Basic							$ (0.51)	$ 0.19	$ 0.16	$ 0.08
Diluted							$ (0.51)	$ 0.19	$ 0.16	$ 0.08